CUSTOMER CONCENTRATION RISK (Tables)	12 Months Ended
Oct. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of risk concentration

	Year ended October 31,
	2025	2024	2023
Customer A	31%	–	–
Customer B	19%	–	–
Customer C	16%	–	–
Customer D	10%	–	–
Customer E	–	17%	–
Customer F	–	11%	21%
Customer G	–	11%	–
Customer H	–	11%	19%
Customer I	–	11%	–
Customer J	–	11%	–
Customer K	–	–	26%
Customer L	–	–	21%
Customer M	–	–	13%